INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORY
Schedule Of Inventory
	December 31, 2021	December 31, 2020
Thousands of United States dollars
Raw materials and supplies	$899	$182
Harvested cannabis	35	-
Work in progress	97	-
Finished goods	1,962	358
Total	$2,993	$540